ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 16,863,559	$ 13,721,561
Accrued liabilities		1,941,711
Total accounts payable and accrued expenses	$ 16,863,559	$ 15,663,272